Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of changes in the allowance for credit losses
	Year ended December 31
	2021	2020	2019
	U.S. $ in thousands
Balance at beginning of year	$870	$939	$1,110
Increase during the year	50	454	223
Bad debt written off	(403)	(523)	(394)
Balance at end of year	$517	$870	$939

Schedule of estimated useful lives
Useful Life
in Years
Buildings	25 - 40
Machinery and equipment	5 - 10
Buildings improvements	5 - 10
Computer equipment and software	3 - 5
Office equipment, furniture and fixtures	5 - 14

Schedule of useful lives of intangible assets
Weighted Average
Useful Life (in Years)
Developed technology	9
Patents	10
Trade names	10
Customer relationships	9